Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 99,454	$ 116,382
Restricted cash	3,601	2,254
Trade accounts receivable, net	29,977	29,809
Other current assets	57,270	47,812
Other current assets (capitalized fulfillment costs)	6,655	3,734
Derivative instruments receivable	12,779	12,480
Favorable charter party contracts	793	796
Inventories	40,921	40,887
Prepaid expenses	11,507	6,771
Voyages in progress	21,526	17,992
Total current assets	284,483	278,917
Long-term assets
Vessels and equipment, net	2,984,408	2,987,360
Vessels held for sale	16,455	14,486
Finance leases, right of use assets, net	61,191	68,643
Operating leases, right of use assets, net	8,367	9,538
Newbuildings	31,421	54,777
Investments in associated companies	52,582	58,536
Derivative instruments receivable long-term	19,608	15,590
Favorable charter party contracts	362	755
Other intangible assets	1,727	0
Other long-term assets	1,256	416
Total assets	3,461,860	3,489,018
Current liabilities
Current portion of long-term debt	115,361	109,309
Current portion of finance lease obligations - related party	20,149	19,601
Current portion of operating lease obligations (including related party balances of $2,209 as of June 30, 2024 and $2,147 as of December 31, 2023)	2,697	2,632
Derivative instruments payable	107	172
Unfavorable charter party contracts	2,490	2,496
Related party payables	13,164	9,157
Trade accounts payable	9,421	9,524
Accrued expenses	47,267	46,041
Other current liabilities	32,728	27,259
Total current liabilities	243,384	226,191
Long-term liabilities
Long-term debt	1,220,157	1,260,758
Non-current portion of finance lease obligations - related party	57,668	67,987
Non-current portion of operating lease obligations (including related party balances of $8,063 as of June 30, 2024 and $9,198 as of December 31, 2023)	8,215	9,621
Other long-term liabilities	2,039	2,570
Total liabilities	1,531,463	1,567,127
Commitments and contingencies
Equity
Share capital (Shares issued: 2024: 201,190,621 shares. 2023: 201,190,621 shares. Outstanding shares: 2024: 200,028,293 shares. 2023: 199,628,293 shares. All shares are issued and outstanding at par value $0.05)	10,061	10,061
Treasury shares	(8,577)	(11,527)
Additional paid in capital	1,124	1,124
Contributed capital surplus	1,582,257	1,582,257
Accumulated earnings	345,532	339,976
Total equity	1,930,397	1,921,891
Total liabilities and equity	$ 3,461,860	$ 3,489,018